Expense Example - NVIT Mellon Dynamic US Core Fund	Class I Shares 1 Year	Class I Shares 3 Years	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 3 Years	Class II Shares 5 Years	Class II Shares 10 Years	Class P Shares 1 Year	Class P Shares 3 Years	Class P Shares 5 Years	Class P Shares 10 Years	Class Y Shares 1 Year	Class Y Shares 3 Years	Class Y Shares 5 Years	Class Y Shares 10 Years
USD ($)	62	211	372	840	88	289	508	1,137	73	242	426	960	47	163	289	658